Borrowing Arrangements - Related Party	12 Months Ended
Dec. 31, 2022
Borrowing Arrangements - Related Party
Borrowing Arrangements Related Party

(6) Borrowing Arrangements – Related Party

Convertible Promissory Notes

On January 18, 2022, the Company issued convertible promissory notes to P72 and Lux for gross proceeds of $5.0 million (the “2022 Promissory Notes”). The 2022 Promissory Notes bear simple interest on the unpaid principal at a rate of 10% per year and are due and payable by the Company on demand any time after November 15, 2022. The outstanding amount convert into securities of ACE upon the earlier to occur of the closing of the transactions and the closing of the first qualified financing following any termination of the business combination agreement as applicable.

The exchange feature of the 2022 Promissory Notes was deemed an embedded derivative requiring bifurcation from the 2022 Promissory Notes (the “host contract”) and separate accounting as an embedded derivative liability. The proceeds from the 2022 Promissory Notes were first allocated to the embedded derivative liability, resulting in an embedded derivative liability of $0.1 million on issuance, with the remaining proceeds allocated to the host contract.

The amended and restated 2022 Promissory Notes do not embody a bifurcated exchange feature described above. As such, the extinguishment date fair value of exchange feature was included in the calculation of the debt extinguishment to derecognize the previously bifurcated derivative liability. The Company recognized $0.2 million and $40 thousand as loss on debt extinguishment and fair value change on derivatives, respectively, during the year ended December 31, 2022 in the accompanying consolidated statements of operations.

As discussed below, on August 25, 2022, the 2022 Promissory Notes were amended and restated and the transaction was accounted for as a debt extinguishment. The Company recorded a loss on extinguishment of $17.2 million which was equivalent to the difference between the carrying value of the 2022 Promissory Notes and the fair value on the modification date.

The following table sets forth the components of loss on debt extinguishment recorded in the consolidated statements of operations for the year ended December 31, 2022 (in thousands):

Amount
Carrying value of extinguished debt	$5,265
Fair value of embedded derivative	154
Fair value of 2022 Promissory Notes	(19,030)
Fair value of issued warrants	(3,568)
Loss on extinguishment of debt	$(17,179)

Bridge Note

In May 2022, the Company entered into the Bridge Note with ACE and AEPI, which was replaced in its entirety on substantially the same terms on July 1, 2022, pursuant to which AEPI agreed to loan to Tempo up to an aggregate principal amount of $5.0 million, $4.6 million of which was advanced to Tempo as of September 30, 2022.

The Bridge Note has an interest rate of 12% per annum, payable in-kind by increasing the outstanding principal amount of the Bridge Note. Interest shall be deemed to have commenced on May 19, 2022. The Bridge Note replaced a May 2022 loan on substantially the same terms in its entirety.

The conversion option of the Bridge Note was deemed an embedded derivative requiring bifurcation from the Bridge Note (the “host contract”) and is separately accounted for as an embedded derivative liability. The proceeds from the Bridge Note were first allocated to the embedded derivative liability, resulting in an embedded derivative liability of $0.1 million on issuance, with the remaining proceeds then allocated to the host contract.

On August 25, 2022, the Bridge Note was amended and restated on substantially similar terms to the August 2022 Bridge Notes (as defined below).

The amended and restated convertible bridge notes do not embody a bifurcated exchange feature described above. As such, the extinguishment date fair value of exchange feature was included in the calculation of the debt extinguishment to derecognize the previously bifurcated derivative liability. The Company recognized $61 thousand as a fair value change on derivatives during the year ended December 31, 2022 in the accompanying consolidated statements of operations.

As discussed below, on August 25, 2022, the Bridge Note was amended and restated and the transaction was accounted for as a debt extinguishment. The Company recorded a loss on extinguishment of $11.6 million which was equivalent to the difference between the carrying value of the Bridge Note and the fair value on the modification date.

The following table sets forth the components of loss on debt extinguishment recorded in the consolidated statements of operations for the year ended December 31, 2022 (in thousands):

Amount
Carrying value of extinguished debt	$4,477
Fair value of embedded derivative	—
Fair value of Bridge Note	(16,106)
Loss on extinguishment of debt	$(11,629)

August 2022 Bridge Notes

On August 25, 2022, Tempo entered into a note purchase agreement with the Initial Bridge Investors under the Loan and Security Agreement, pursuant to which Tempo agreed to issue up to $5.0 million in aggregate principal amount of August 2022 Bridge Notes to the Initial Bridge Investors for aggregate cash proceeds of approximately $1.4 million and the cancellation of approximately $3.6 million of outstanding amounts owed under the Loan and Security Agreement, refer to Note 6 for further discussion. Further on the same date the Bridge Note and 2022 Promissory Note investors made a $1.2 million cash investment and received Notes valued at $4.4 million. The Company recorded an other financing cost in the consolidated statement of operations of $3.2 million, as the excess of the fair value of the debt over the proceeds received resulted in an up-front expense given that no other transaction element of value was identified.

The August 2022 Bridge Notes initially bear interest at a rate of 10% per annum. The August 2022 Bridge Notes will mature, and all outstanding principal and accrued but unpaid interest thereunder will be due and payable by Tempo, on the earlier of August 25, 2023 and the time at which such outstanding amount becomes due and payable upon an event of default under the August 2022 Bridge Notes.

Upon the closing of the Merger, all outstanding amounts under the August 2022 Bridge Notes, together with all accrued and unpaid interest thereon, as of such time automatically convert in full into a number of shares of Tempo stock, such that the value of the securities received by the holder of any August 2022 Bridge Note will equal the product of (x) the aggregate principal amount, together with any accrued but unpaid interest, outstanding under such August 2022 Bridge Note as of the time of such conversion multiplied by (y) four.

On August 25, 2022, as a condition to closing the issuance and sale of the August 2022 Bridge Notes, Tempo:

●	Amended and restated the 2022 Promissory Notes and the Bridge Note on substantially similar terms to the August 2022 Bridge Notes.
●	Entered into an amended and restated warrant with existing investors, which amended and restated that certain Warrant to Purchase Shares of Common Stock, dated as of October 11, 2021, to, among other things, provide for the automatic conversion, with an amended exercise price of zero, of such warrant into shares of Tempo common stock upon the consummation of the business combination, a business combination or similar transaction with another special purpose acquisition company, the consummation of a qualified financing or the consummation of an initial public offering or direct listing.

At the time of issuance of the August 2022 Bridge Notes, the Company elected to account for the amended and restated 2022 Promissory Notes, the amended and restated Bridge Note and the August 2022 Bridge Notes under the fair value option.

The following table sets forth the activity and net carrying amount of related party convertible note borrowings accounted for under the fair value option as of and for the year ended December 31, 2022 (in thousands):

Fair Value – Level 3
Balance, January 1, 2022	$—
Additions	39,593
Change in fair value	7,887
Converted to common stock	(47,480)
Balance, December 31, 2022	$—

Immediately prior to the closing of the Merger, the outstanding related party convertible note borrowings converted into shares of Tempo common stock. The Company performed a final measurement of the August 2022 Bridge Notes, the 2022 Promissory Notes, and the Bridge Note to fair value and the related balance of $47.3 million was reclassified in additional paid-in capital.

Asia-IO

Upon close of the Merger, the Company has assumed a $0.6 million working capital facility (the “Working Capital Facility”) with ASIA-IO Advisors Limited, a related party. The Working Capital Facility does not bear interest, and does not have a maturity date. As of December 31, 2022, $0.6 million of the Working Capital Facility remains outstanding in loan payable - related party, current in the consolidated balance sheets.